Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Intangible assets
Intangible assets other than goodwill at beginning of period	¥ 43,066
Intangible assets other than goodwill at end of period	25,277	¥ 43,066
Software
Intangible assets
Intangible assets other than goodwill at beginning of period	43,066
Intangible assets other than goodwill at end of period	25,277	43,066
Gross carrying amount | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	111,418	107,583
Purchases	2,450	3,922
Disposals		(24)
Exchange adjustments	(61)	(63)
Intangible assets other than goodwill at end of period	113,807	111,418
Accumulated depreciation | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	(67,615)	(46,237)
Disposals		2
Charge for the year	(20,175)	(21,400)
Exchange adjustments	(7)	(20)
Intangible assets other than goodwill at end of period	(87,797)	(67,615)
Loss allowance | Software
Intangible assets
Intangible assets other than goodwill at beginning of period	(737)	(341)
Charge for the year		(423)
Exchange adjustments	4	27
Intangible assets other than goodwill at end of period	¥ (733)	¥ (737)